Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

			Other intangible assets
Particulars	Goodwill	Technology Related Development Costs	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2024	832,045	74,190	9,721	861	121,689	4,665	2,841	2,767	1,048,779
Acquisitions through business combination (refer note 7 (c))	5,769	3,241	2,046	—	415	—	—	—	11,471
Additions/adjustments*	—	5,237	—	—	—	521	—	1,531	7,289
Disposals	—	(4,149)	—	—	—	(159)	(1,596)	(14)	(5,918)
Effect of movements in foreign exchange rates	(13,749)	(1,598)	(178)	(9)	(2,751)	(63)	(85)	(77)	(18,510)
Balance as at March 31, 2025	824,065	76,921	11,589	852	119,353	4,964	1,160	4,207	1,043,111
Balance as at April 1, 2025	824,065	76,921	11,589	852	119,353	4,964	1,160	4,207	1,043,111
Acquisitions through business combination (refer note 7 (d))	12,962	953	2,941	—	441	—	—	—	17,297
Additions/adjustments*	—	3,518	—	—	—	166	792	5,539	10,015
Disposals	—	(21,070)	—	—	—	—	—	(670)	(21,740)
Effect of movements in foreign exchange rates	(49,487)	(5,320)	(1,000)	(28)	(9,725)	(357)	(141)	(641)	(66,699)
Balance as at March 31, 2026	787,540	55,002	13,530	824	110,069	4,773	1,811	8,435	981,984
Accumulated amortization and impairment losses
Balance as at April 1, 2024	272,160	56,340	7,725	761	89,998	3,973	2,226	2,210	435,393
Amortization for the year	—	6,012	421	56	10,938	212	373	—	18,012
Disposals	—	(2,765)	—	—	—	(76)	(1,596)	—	(4,437)
Effect of movements in foreign exchange rates	—	(1,221)	(163)	(7)	(2,082)	(85)	(42)	(48)	(3,648)
Balance as at March 31, 2025	272,160	58,366	7,983	810	98,854	4,024	961	2,162	445,320
Balance as at April 1, 2025	272,160	58,366	7,983	810	98,854	4,024	961	2,162	445,320
Amortization for the year	—	5,623	605	19	10,544	890	370	—	18,051
Disposals	—	(19,315)	—	—	—	—	—	(670)	(19,985)
Effect of movements in foreign exchange rates	—	(3,925)	(624)	(25)	(8,494)	(337)	(108)	(134)	(13,647)
Balance as at March 31, 2026	272,160	40,749	7,964	804	100,904	4,577	1,223	1,358	429,739
Carrying amounts
As at April 1, 2024	559,885	17,850	1,996	100	31,691	692	615	557	613,386
As at March 31, 2025	551,905	18,555	3,606	42	20,499	940	199	2,045	597,791
As at April 1, 2025	551,905	18,555	3,606	42	20,499	940	199	2,045	597,791
As at March 31, 2026	515,380	14,253	5,566	20	9,165	196	588	7,077	552,245

* Represents addition of USD 9,057 (March 31, 2025: USD 6,768) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 3,518 (March 31, 2025: USD 5,237).

Summary of Goodwill Allocated to Acquired Subsidiaries Level

	As at March 31
Particulars	2025	2026
Air ticketing	220,112	200,403
Hotels and packages	205,490	199,667
Bus ticketing	122,375	111,418
Other units without significant goodwill	3,928	3,892
Total	551,905	515,380

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value are set out as below. The values assigned to the key assumptions represent management's assessment of future trends in the relevant industries and have been based on the historical data from both external and internal sources.

	Air ticketing		Hotels and packages		Bus ticketing
	As at March 31		As at March 31		As at March 31
Particulars	2025	2026	2025	2026	2025	2026
Discount rate (pre-tax) p.a.	19.1%	16.8%	20.1%	16.9%	20.6%	17.2%
Discount rate (post-tax) p.a.	16.5%	15.7%	16.5%	15.7%	16.5%	15.7%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%	4.0%	4.0%
Adjusted margin growth rate	10.1% - 15.6%	8.0% - 14.0%	13.0% - 20.7%	13.3% - 17.0%	10.0% - 20.0%	9.0% - 24.0%
EBITDA margin* (5 years)	6.5% -7.0%	4.3% - 6.7%	17.5% - 21.9%	16.6% - 18.9%	19.9% - 26.1%	25.3% - 33.3%

* EBITDA margin is defined as Earnings before interest, tax, depreciation and amortization (EBITDA) as a percentage of Adjusted margin.